Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	1,349	1,953	5,117
Income/(loss) from discontinued operations, net of tax	0	0	(19)
Net income attributable to shareholders	1,349	1,953	5,098
Preferred securities dividends	(231)	(216)	(162)
Net income attributable to shareholders for basic earnings per share	1,118	1,737	4,936
Available for common shares	1,044	1,640	4,670
Available for unvested share-based payment awards	66	97	266
Available for mandatory convertible securities	8
Income impact of assumed conversion on contracts that may be settled in shares or cash	0
Net income/(loss) attributable to shareholders for diluted earnings per share	1,118	1,737	4,936
Available for common shares	1,044	1,640	4,671
Available for unvested share-based payment awards	66	97	265
Available for mandatory convertible securities	8
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,279.6	1,198.5	1,194.8
Dilutive contracts that may be settled in shares or cash (in shares)	0
Dilutive share options and warrants (in shares)	4.9	2.9	5.9
Dilutive share awards (in shares)	1.8	5.3	0.4
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,286.3	1,206.7	1,201.1
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	97.3	72.6	67.4
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities	97.1
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share)	0.82	1.37	3.93
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.00	(0.02)
Basic earnings per share (in CHF per share)	0.82	1.37	3.91
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	0.81	1.36	3.91
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.00	(0.02)
Diluted earnings per share (in CHF per share)	0.81	1.36	3.89
Weighted-average potential dilutive common shares	50.3	37.3	50.2
Bank
Net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	2,095	1,141	4,427
Income/(loss) from discontinued operations, net of tax	0	0	(19)
Net income attributable to shareholders	2,095	1,141	4,408